Share-based payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of main characteristics of the stock option plans

Grant Date	Final strike date	Options (shares INTR)	Vesting	Average strike price	Participants
02/15/2018	02/15/2025	5,452,464	Up to 5 years	R$1.80	Officers, managers and key employees
09/07/2020	09/07/2027	3,182,250	Up to 5 years	R$21.50	Officers, managers and key employees
01/31/2022	12/31/2028	3,250,000	Up to 5 years	R$15.50	Officers, managers and key employees

Schedule of changes in stock option plans and supplementary information

Grant Date	12/31/2024		Granted		Expired/Cancelled		Exercised		12/31/2025
2018	71,999		—		—		71,999		—
2020	2,443,088		—		25,350		195,075		2,222,663
2022	2,644,725		—		120,075		203,100		2,321,550
Total	5,159,812		—		145,425		470,174		4,544,213

Weighted average price of the shares	R$	18.15	R$	—	R$	16.55	R$	15.89	R$	18.43

Grant Date	12/31/2023		Granted		Expired/Cancelled		Exercised		12/31/2024
2018	115,799		—		—		43,800		71,999
2020	2,519,138		—		8,325		67,725		2,443,088
2022	2,815,750		—		77,125		93,900		2,644,725
Total	5,450,687		—		85,450		205,425		5,159,812

Weighted average price of the shares	R$	17.98	R$	—	R$	16.80	R$	14.56	R$	18.15

Grant Date	12/31/2022		Granted		Expired/Cancelled		Exercised		12/31/2023
2018	135,599		—		—		19,800		115,799
2020	2,829,225		—		309,412		675		2,519,138
2022	2,838,500		50,000		69,000		3,750		2,815,750
Total	5,803,324		50,000		378,412		24,225		5,450,687

Weighted average period of the Shares	R$	18.15	R$	15.50	R$	20.41	R$	4.47	R$	17.98
The fair value of the 2020 plan were estimated based on the Black & Scholes option pricing model considering the terms and conditions under which the options were granted, and the respective compensation expense is recognized during the vesting period.

2020
Strike price	21.50
Risk-free rate	9.98%
Duration of the strike (years)	7
Expected annualized volatility	64.28%
Fair value of the option at the grant/share date:	0.05
For the 2022 program, the fair value was estimated based on the Binomial model:

2022
Strike price	15.50
Risk-free rate	11.45%
Duration of the strike (years)	7
Expected annualized volatility	38.81%
Weighted fair value of the option at the grant/share date:	4.08

Schedule of restricted shares agreement
See table below:

12/31/2025
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	$14.15	1.0	4.0	2,140,500	441,500
11/01/23	25%	$22.99	2.0	4.0	15,000	—
02/01/24	25%	$25.22	2.0	4.0	10,000	—
04/01/24	25%	$29.11	2.0	4.0	120,000	60,000
04/26/24	25%	$26.27	2.0	4.0	1,795,000	812,750
06/04/24	25%	$30.35	2.0	4.0	60,000	45,000
07/01/24	25%	$33.07	1.0	3.0	50,000	25,000
07/17/24	25%	$36.47	3.0	4.0	30,000	—
09/04/24	25%	$40.39	2.0	3.0	50,000	25,000
01/29/25	25%	$28.18	3.0	4.0	1,850,000	1,320,000
01/31/25	25%	$29.02	3.0	4.0	190,522	135,535
02/24/25	25%	$28.03	3.0	4.0	10,000	7,500
05/09/25	25%	$38.41	3.0	4.0	30,000	30,000
06/02/25	25%	$38.56	3.0	4.0	302,000	212,250
10/06/25	25%	$47.14	3.0	3.0	30,000	22,500
Total					6,683,022	3,137,035

12/31/2024
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	$14.15	3.5	4.0	2,140,500	963,500
11/01/23	25%	$22.99	4.0	4.0	15,000	11,250
02/01/24	25%	$25.22	4.0	4.0	10,000	7,500
04/01/24	25%	$29.11	4.0	4.0	120,000	95,000
04/26/24	25%	$26.27	3.0	4.0	1,795,000	1,305,000
06/04/24	25%	$30.35	4.0	4.0	60,000	60,000
07/01/24	25%	$33.07	3.0	3.0	50,000	37,500
07/17/24	25%	$36.47	4.0	4.0	30,000	30,000
09/04/24	25%	$40.39	3.0	3.0	50,000	37,500
Total					4,270,500	2,547,250